Investments in Associates and Joint ventures - Summary of Changes in Unrecognized Accumulated Losses of Equity Accounted Investees due to Discontinue Use of Equity Method (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	₩ 473,178
Increase (decrease)	104,553
Ending balance	577,731
New Songdo International City Development, LLC [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	116,715
Increase (decrease)	(4,410)
Ending balance	112,305
UITrans LRT Co., Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	46,455
Increase (decrease)	2,041
Ending balance	48,496
FQM Australia Holdings Pty Ltd [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	252,727
Increase (decrease)	102,470
Ending balance	355,197
Others [Member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	57,281
Increase (decrease)	4,452
Ending balance	₩ 61,733